Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2013
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Feb 1, 2013
Ariel Fund | Ariel Fund | Investor Class
Risk/Return:
Trading Symbol	ARGFX
Ariel Fund | Ariel Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	ARAIX
Ariel Appreciation Fund | Ariel Appreciation Fund | Investor Class
Risk/Return:
Trading Symbol	CAAPX
Ariel Appreciation Fund | Ariel Appreciation Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	CAAIX
Ariel Focus Fund | Ariel Focus Fund | Investor Class
Risk/Return:
Trading Symbol	ARFFX
Ariel Focus Fund | Ariel Focus Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AFOYX
Ariel Discovery Fund | Ariel Discovery Fund | Investor Class
Risk/Return:
Trading Symbol	ARDFX
Ariel Discovery Fund | Ariel Discovery Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	ADYIX
Ariel International Equity Fund | Ariel International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AINTX
Ariel International Equity Fund | Ariel International Equity Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AINIX
Ariel Global Equity Fund | Ariel Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AGLOX
Ariel Global Equity Fund | Ariel Global Equity Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AGLYX

Ariel Fund | Ariel Fund
Ariel Fund
Investment objective
Ariel Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Fund	Investor Class	Institutional Class (Class I)
Management fees	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	none
Other expenses	0.21%	0.08%
Total annual operating expenses	1.06%	0.68%

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	108	337	585	1,294
Institutional Class (Class I)	69	218	379	847

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategy
Ariel Fund invests primarily in common stocks of U.S. companies and the Fund generally will have a weighted average market capitalization between $1 billion and $7.5 billion.  The Fund will not hold stocks that fall within the top two quintiles of the Russell U.S. equity indexes (a comprehensive representation of market-cap weighted security indexes of the investable U.S. equity market) and if such stock falls within the top two quintiles, it will be sold by the end of the following quarter.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.

The Fund seeks to invest in quality companies in industries in which Ariel Investments, LLC (“Ariel” or the “Adviser”) has expertise including the financial services and consumer discretionary sectors.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Fund is a diversified fund that will generally hold between 30–50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

❖	The general level of stock prices could decline.

❖
The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter :	2Q '09	+34.75%
Worst Quarter :	4Q '08	-34.28%

Average Annual Total Returns
Average Annual Returns Ariel Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		20.32%	2.59%	6.87%	10.75%	Nov 6, 1986
Institutional Class (Class I)	[1]	20.75%	2.66%	6.90%	10.76%	Nov 6, 1986
After Taxes on Distributions Investor Class		20.15%	2.50%	6.41%	9.30%
After Taxes on Distributions and Sales Investor Class		13.43%	2.19%	5.99%	9.03%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%	9.46%
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)		19.21%	4.54%	10.20%	11.03%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		18.05%	3.55%	9.50%	10.33%
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ariel Fund invests primarily in common stocks of U.S. companies and the Fund generally will have a weighted average market capitalization between $1 billion and $7.5 billion.  The Fund will not hold stocks that fall within the top two quintiles of the Russell U.S. equity indexes (a comprehensive representation of market-cap weighted security indexes of the investable U.S. equity market) and if such stock falls within the top two quintiles, it will be sold by the end of the following quarter.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.

The Fund seeks to invest in quality companies in industries in which Ariel Investments, LLC (“Ariel” or the “Adviser”) has expertise including the financial services and consumer discretionary sectors.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Fund is a diversified fund that will generally hold between 30–50 securities in its portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

❖	The general level of stock prices could decline.

❖
The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show two aspects of the Fund: variability and performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter :	2Q '09	+34.75%
Worst Quarter :	4Q '08	-34.28%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.28%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.21%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2003	rr_AnnualReturn2003	28.04%
Annual Return 2004	rr_AnnualReturn2004	21.97%
Annual Return 2005	rr_AnnualReturn2005	0.92%
Annual Return 2006	rr_AnnualReturn2006	10.35%
Annual Return 2007	rr_AnnualReturn2007	(1.70%)
Annual Return 2008	rr_AnnualReturn2008	(48.25%)
Annual Return 2009	rr_AnnualReturn2009	63.42%
Annual Return 2010	rr_AnnualReturn2010	25.97%
Annual Return 2011	rr_AnnualReturn2011	(11.34%)
Annual Return 2012	rr_AnnualReturn2012	20.32%
1 Year	rr_AverageAnnualReturnYear01	20.32%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.15%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Institutional Class (Class I)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_AverageAnnualReturnYear01	20.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.90%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986	[1]

[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

Ariel Appreciation Fund | Ariel Appreciation Fund
Ariel Appreciation Fund
Investment objective
Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel Appreciation Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Appreciation Fund	Investor Class	Institutional Class (Class I)
Management fees	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	none
Other expenses	0.21%	0.28%
Total annual operating expenses	1.17%	0.99%

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Appreciation Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Appreciation Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	119	372	644	1,420
Institutional Class (Class I)	101	315	547	1,213

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategy
Ariel Appreciation Fund invests primarily in common stocks of U.S. companies and the Fund generally will have a weighted average market capitalization between $2 billion and $15 billion.  The Fund will not hold stocks that fall within the top quintile of the Russell U.S. equity indexes (a comprehensive representation of market-cap weighted security indexes of the investable U.S. equity market) and if such stock falls within the top quintile, it will be sold by the end of the following quarter.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.

The Fund seeks to invest in quality companies in industries in which the Adviser has expertise including the financial services and consumer discretionary sectors.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Appreciation Fund is a diversified fund that will generally hold between 30–50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

❖	The general level of stock prices could decline.

❖
The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter :	2Q '09	+29.74%
Worst Quarter :	4Q '08	-29.88%

Average Annual Total Returns
Average Annual Returns Ariel Appreciation Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		19.35%	5.02%	7.86%	10.24%	Dec 1, 1989
Institutional Class (Class I)	[1]	19.62%	5.06%	7.88%	10.25%	Dec 1, 1989
After Taxes on Distributions Investor Class		17.33%	4.14%	7.02%	9.03%
After Taxes on Distributions and Sales Investor Class		15.00%	4.03%	6.73%	8.76%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%	8.57%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		18.51%	3.79%	10.63%	11.02%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)		17.28%	3.57%	10.65%	10.72%
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Appreciation Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ariel Appreciation Fund invests primarily in common stocks of U.S. companies and the Fund generally will have a weighted average market capitalization between $2 billion and $15 billion.  The Fund will not hold stocks that fall within the top quintile of the Russell U.S. equity indexes (a comprehensive representation of market-cap weighted security indexes of the investable U.S. equity market) and if such stock falls within the top quintile, it will be sold by the end of the following quarter.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.

The Fund seeks to invest in quality companies in industries in which the Adviser has expertise including the financial services and consumer discretionary sectors.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Appreciation Fund is a diversified fund that will generally hold between 30–50 securities in its portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

❖	The general level of stock prices could decline.

❖
The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table show two aspects of the Fund: variability and performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter :	2Q '09	+29.74%
Worst Quarter :	4Q '08	-29.88%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2003	rr_AnnualReturn2003	30.97%
Annual Return 2004	rr_AnnualReturn2004	13.10%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	10.94%
Annual Return 2007	rr_AnnualReturn2007	(1.40%)
Annual Return 2008	rr_AnnualReturn2008	(40.74%)
Annual Return 2009	rr_AnnualReturn2009	62.96%
Annual Return 2010	rr_AnnualReturn2010	19.61%
Annual Return 2011	rr_AnnualReturn2011	(7.35%)
Annual Return 2012	rr_AnnualReturn2012	19.35%
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.00%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Institutional Class (Class I)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	19.62%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.88%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989	[1]

[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

Ariel Focus Fund | Ariel Focus Fund
Ariel Focus Fund
Investment objective
Ariel Focus Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel Focus Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Focus Fund		Investor Class	Institutional Class (Class I)
Management fees		0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		0.58%	0.54%
Total annual operating expenses	[1]	1.58%	1.29%
Less fee waiver or expense reimbursement		(0.33%)	(0.29%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.25%	1.00%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Focus Fund's total annual operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for Class I through the end of the fiscal year ending September 30, 2014. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Focus Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Focus Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	127	432	796	1,821
Institutional Class (Class I)	102	350	650	1,504

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategy
Ariel Focus Fund invests primarily in common stocks of companies of any size in order to provide investors access to the best opportunities in companies of all market capitalizations.  The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.    The Fund invests primarily in high quality companies that are trading at low multiples of their actual or projected earnings.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Focus Fund is a non-diversified fund, which means that the Fund could own as few as 12 securities in its portfolio, and will generally own 25–30 securities.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

❖	As the Fund holds relatively few stocks, a fluctuation in one stock could significantly affect overall performance.

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

❖	The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter :	2Q '09	+22.87%
Worst Quarter :	4Q '08	-26.82%

Average Annual Total Returns
Average Annual Returns Ariel Focus Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Class		11.42%	0.33%	2.10%	Jun 30, 2005
Institutional Class (Class I)	[1]	11.65%	0.39%	2.13%	Jun 30, 2005
After Taxes on Distributions Investor Class		11.22%	0.24%	1.91%
After Taxes on Distributions and Sales Investor Class		7.68%	0.27%	1.76%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	4.62%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		17.51%	0.59%	3.79%
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Focus Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Focus Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ariel Focus Fund invests primarily in common stocks of companies of any size in order to provide investors access to the best opportunities in companies of all market capitalizations.  The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.    The Fund invests primarily in high quality companies that are trading at low multiples of their actual or projected earnings.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Focus Fund is a non-diversified fund, which means that the Fund could own as few as 12 securities in its portfolio, and will generally own 25–30 securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

❖	As the Fund holds relatively few stocks, a fluctuation in one stock could significantly affect overall performance.

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

❖	The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show two aspects of the Fund: variability and performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter :	2Q '09	+22.87%
Worst Quarter :	4Q '08	-26.82%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.82%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,821
Annual Return 2006	rr_AnnualReturn2006	11.58%
Annual Return 2007	rr_AnnualReturn2007	(2.54%)
Annual Return 2008	rr_AnnualReturn2008	(35.09%)
Annual Return 2009	rr_AnnualReturn2009	33.46%
Annual Return 2010	rr_AnnualReturn2010	11.13%
Annual Return 2011	rr_AnnualReturn2011	(5.21%)
Annual Return 2012	rr_AnnualReturn2012	11.42%
1 Year	rr_AverageAnnualReturnYear01	11.42%
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.68%
5 Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Institutional Class (Class I)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	1.29%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,504
1 Year	rr_AverageAnnualReturnYear01	11.65%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.39%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005	[2]

[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Focus Fund's total annual operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for Class I through the end of the fiscal year ending September 30, 2014. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.
[2]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

Ariel Discovery Fund | Ariel Discovery Fund
Ariel Discovery Fund
Investment objective
Ariel Discovery Fund pursues long-term capital appreciation.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel Discovery Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Discovery Fund		Investor Class	Institutional Class (Class I)
Management fees		1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		3.93%	3.78%
Total annual operating expenses	[1]	5.18%	4.78%
Less fee waiver or expense reimbursement		(3.68%)	(3.53%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.50%	1.25%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Discovery Fund's total annual operating expenses to 1.50% of net assets for the Investor Class and 1.25% of net assets for Class I through the end of the fiscal year ending September 30, 2014. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Discovery Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Discovery Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	153	471	1,577	4,324
Institutional Class (Class I)	127	394	1,428	4,032

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategy
Ariel Discovery Fund invests primarily in common stocks of companies with market capitalizations under $2 billion, measured at the time of initial purchase.  Over time, the market capitalizations for the Fund’s portfolio companies may change.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.  As long as a portfolio company otherwise meets the Fund’s investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in companies which trade at low price-to-book ratios and have strong balance sheets.  The Fund only buys when Ariel believes these businesses are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets and/or earnings power.  Flexibility in determining the proper valuation metric for a given company will be a key component of the Fund’s strategy.  We believe this approach creates a portfolio of well-researched stocks.  The Fund is managed on a dynamic basis as companies which approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value.  The Fund may hold cash when values are difficult to identify.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Discovery Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Small capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile. Small capitalization companies often have less predictable earnings, more limited product lines and markets and more limited financial and management resources.

❖	The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter :	1Q '12	+11.32%
Worst Quarter :	4Q '12	-1.98%

Average Annual Total Returns
Average Annual Returns Ariel Discovery Fund		1 Year	Since Inception	Inception Date
Investor Class		15.65%	2.17%	Jan 31, 2011
Institutional Class (Class I)	[1]	16.09%	16.05%	Jan 31, 2011
After Taxes on Distributions Investor Class		15.65%	2.17%
After Taxes on Distributions and Sales Investor Class		10.17%	1.85%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	7.92%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		18.05%	5.85%
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Discovery Fund pursues long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Discovery Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ariel Discovery Fund invests primarily in common stocks of companies with market capitalizations under $2 billion, measured at the time of initial purchase.  Over time, the market capitalizations for the Fund’s portfolio companies may change.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.  As long as a portfolio company otherwise meets the Fund’s investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in companies which trade at low price-to-book ratios and have strong balance sheets.  The Fund only buys when Ariel believes these businesses are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets and/or earnings power.  Flexibility in determining the proper valuation metric for a given company will be a key component of the Fund’s strategy.  We believe this approach creates a portfolio of well-researched stocks.  The Fund is managed on a dynamic basis as companies which approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value.  The Fund may hold cash when values are difficult to identify.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Discovery Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Small capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile. Small capitalization companies often have less predictable earnings, more limited product lines and markets and more limited financial and management resources.

❖	The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show two aspects of the Fund: variability and performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter :	1Q '12	+11.32%
Worst Quarter :	4Q '12	-1.98%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.98%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.93%
Total annual operating expenses	rr_ExpensesOverAssets	5.18%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.68%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,324
Annual Return 2012	rr_AnnualReturn2012	15.65%
1 Year	rr_AverageAnnualReturnYear01	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2011
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Institutional Class (Class I)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.78%
Total annual operating expenses	rr_ExpensesOverAssets	4.78%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.53%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,032
1 Year	rr_AverageAnnualReturnYear01	16.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	16.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2011	[2]

[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Discovery Fund's total annual operating expenses to 1.50% of net assets for the Investor Class and 1.25% of net assets for Class I through the end of the fiscal year ending September 30, 2014. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.
[2]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

Ariel International Equity Fund | Ariel International Equity Fund
Ariel International Equity Fund
Investment objective
Ariel International Equity Fund pursues long-term capital appreciation.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel International Equity Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Minimum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel International Equity Fund		Investor Class	Institutional Class (Class I)
Management fees		1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		15.75%	14.70%
Total annual operating expenses	[1]	17.00%	15.70%
Less fee waiver or expense reimbursement		(15.60%)	(14.55%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.40%	1.15%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel International Equity Fund's total annual operating expenses to 1.40% of net assets for the Investor Class and 1.15% of net assets for Class I through the end of the fiscal year ending September 30, 2015. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2015.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel International Equity Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2015.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel International Equity Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	143	443	3,784	9,199
Institutional Class (Class I)	117	365	3,516	8,876

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategy

Ariel International Equity Fund invests primarily in common stock issued by companies outside the U.S. in developed international markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities.  The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for portfolio management.

The Fund may buy or sell foreign currency options and securities, securities index options, futures contracts and related options, and enter into swap agreements, which are types of derivatives.  These techniques may be used for any legally permissible purpose, including seeking to increase the Fund’s return through the use of derivatives as a substitute for securities or to reduce the risk of loss of certain holdings.  The Fund may also invest in exchange traded funds (“ETFs”).

The Fund’s investment process seeks to identify investment opportunities offering superior risk-adjusted returns by pursuing a “bottom-up” stock picking discipline that focuses on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

We will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel International Equity Fund is a diversified fund that will generally hold between 40-150 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖	The general level of stock prices could decline.

❖
Investments in foreign securities may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

❖
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  The use of foreign currency derivatives may be expensive and may result in further losses.

❖
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty or party will default on payment or other obligations under the derivative.

❖
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

 You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE® Index, a broad measure of market performance.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter :	4Q '12	+6.79%
Worst Quarter :	2Q '12	-11.41%

Average Annual Total Returns
Average Annual Returns Ariel International Equity Fund	1 Year	Since Inception	Inception Date
Investor Class	4.34%	4.32%	Dec 30, 2011
Institutional Class (Class I)	4.60%	4.58%	Dec 30, 2011
After Taxes on Distributions Investor Class	4.34%	4.32%
After Taxes on Distributions and Sales Investor Class	3.21%	3.84%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	17.90%	17.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel International Equity Fund pursues long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel International Equity Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2015.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ariel International Equity Fund invests primarily in common stock issued by companies outside the U.S. in developed international markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities.  The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for portfolio management.

The Fund may buy or sell foreign currency options and securities, securities index options, futures contracts and related options, and enter into swap agreements, which are types of derivatives.  These techniques may be used for any legally permissible purpose, including seeking to increase the Fund’s return through the use of derivatives as a substitute for securities or to reduce the risk of loss of certain holdings.  The Fund may also invest in exchange traded funds (“ETFs”).

The Fund’s investment process seeks to identify investment opportunities offering superior risk-adjusted returns by pursuing a “bottom-up” stock picking discipline that focuses on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

We will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel International Equity Fund is a diversified fund that will generally hold between 40-150 securities in its portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖	The general level of stock prices could decline.

❖
Investments in foreign securities may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

❖
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  The use of foreign currency derivatives may be expensive and may result in further losses.

❖
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty or party will default on payment or other obligations under the derivative.

❖
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

 You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE® Index, a broad measure of market performance.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show two aspects of the Fund: variability and performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter :	4Q '12	+6.79%
Worst Quarter :	2Q '12	-11.41%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
Since Inception	rr_AverageAnnualReturnSinceInception	17.85%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.75%
Total annual operating expenses	rr_ExpensesOverAssets	17.00%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.60%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,199
Annual Return 2012	rr_AnnualReturn2012	4.34%
1 Year	rr_AverageAnnualReturnYear01	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Institutional Class (Class I)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	14.70%
Total annual operating expenses	rr_ExpensesOverAssets	15.70%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.55%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,876
1 Year	rr_AverageAnnualReturnYear01	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011

[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel International Equity Fund's total annual operating expenses to 1.40% of net assets for the Investor Class and 1.15% of net assets for Class I through the end of the fiscal year ending September 30, 2015. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2015.

Ariel Global Equity Fund | Ariel Global Equity Fund
Ariel Global Equity Fund
Investment objective
Ariel Global Equity Fund pursues long-term capital appreciation.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel Global Equity Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Global Equity Fund		Investor Class	Institutional Class (Class I)
Management fees		1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		11.08%	3.07%
Total annual operating expenses	[1]	12.33%	4.07%
Less fee waiver or expense reimbursement		(10.93%)	(2.92%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.40%	1.15%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Global Equity Fund's total annual operating expenses to 1.40% of net assets for the Investor Class and 1.15% of net assets for Class I through the end of the fiscal year ending September 30, 2015. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2015.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Global Equity Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2015.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Global Equity Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	143	443	2,988	7,886
Institutional Class (Class I)	117	365	1,286	3,662

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategy
Ariel Global Equity Fund invests primarily in common stock issued by companies both within and outside the U.S., including in countries with developed or emerging markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities and at least 40% of its assets in countries other than the U.S.  The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for portfolio management.

The Fund may buy or sell foreign currency options and securities, securities index options, futures contracts and related options, and enter into swap agreements, which are types of derivatives.  These techniques may be used for any legally permissible purpose, including seeking to increase the Fund’s return through the use of derivatives as a substitute for securities or to reduce the risk of loss of certain holdings.  The Fund may also invest in exchange traded funds (“ETFs”).

The Fund’s investment process seeks to identify investment opportunities offering superior risk-adjusted returns by pursuing a “bottom-up” stock picking discipline that focuses on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

We will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel Global Equity Fund is a diversified fund that will generally hold between 40-150 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖	The general level of stock prices could decline.

❖
Investments in foreign securities may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

❖
Investments in companies based in emerging or developing countries present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.

❖
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  The use of foreign currency derivatives may be expensive and may result in further losses.

❖
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty or party will default on payment or other obligations under the derivative.

❖
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

\Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI ACWISM, a broad measure of market performance.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter :	4Q '12	+5.29%
Worst Quarter :	2Q '12	-8.94%

Average Annual Total Returns
Average Annual Returns Ariel Global Equity Fund	1 Year	Since Inception	Inception Date
Investor Class	5.50%	5.48%	Dec 30, 2011
Institutional Class (Class I)	5.79%	5.77%	Dec 30, 2011
After Taxes on Distributions Investor Class	5.50%	5.48%
After Taxes on Distributions and Sales Investor Class	3.58%	4.66%
MSCI ACWISM (reflects no deductions for fees, expenses or taxes)	16.80%	16.75%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Global Equity Fund pursues long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Global Equity Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2015.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ariel Global Equity Fund invests primarily in common stock issued by companies both within and outside the U.S., including in countries with developed or emerging markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities and at least 40% of its assets in countries other than the U.S.  The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for portfolio management.

The Fund may buy or sell foreign currency options and securities, securities index options, futures contracts and related options, and enter into swap agreements, which are types of derivatives.  These techniques may be used for any legally permissible purpose, including seeking to increase the Fund’s return through the use of derivatives as a substitute for securities or to reduce the risk of loss of certain holdings.  The Fund may also invest in exchange traded funds (“ETFs”).

The Fund’s investment process seeks to identify investment opportunities offering superior risk-adjusted returns by pursuing a “bottom-up” stock picking discipline that focuses on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

We will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel Global Equity Fund is a diversified fund that will generally hold between 40-150 securities in its portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖	The general level of stock prices could decline.

❖
Investments in foreign securities may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

❖
Investments in companies based in emerging or developing countries present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.

❖
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  The use of foreign currency derivatives may be expensive and may result in further losses.

❖
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty or party will default on payment or other obligations under the derivative.

❖
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

❖
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	\Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI ACWISM, a broad measure of market performance.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show two aspects of the Fund: variability and performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter :	4Q '12	+5.29%
Worst Quarter :	2Q '12	-8.94%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
MSCI ACWISM (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	16.75%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	11.08%
Total annual operating expenses	rr_ExpensesOverAssets	12.33%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.93%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,886
Annual Return 2012	rr_AnnualReturn2012	5.50%
1 Year	rr_AverageAnnualReturnYear01	5.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Institutional Class (Class I)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.07%
Total annual operating expenses	rr_ExpensesOverAssets	4.07%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.92%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,662
1 Year	rr_AverageAnnualReturnYear01	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011

[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Global Equity Fund's total annual operating expenses to 1.40% of net assets for the Investor Class and 1.15% of net assets for Class I through the end of the fiscal year ending September 30, 2015. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2015.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2013